Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document and Entity Information
Document Type	S-1/A
Pre-Effective Amendment Number	2
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Entity Registrant Name	Senseonics Holdings, Inc.
Entity Central Index Key	0001616543
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--12-31